Taxation (Tables)	12 Months Ended
Dec. 31, 2016
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
The current and deferred portion of income tax (expenses) benefits included in the consolidated statements of operations were as follows:

	For the years ended December 31,
	2014	2015	2016
Current income tax expenses	$(1,280,181)	$(363,081)	$(4,169,360)
Deferred income tax benefits (expenses)	109,664	179,990	(423,423)
	(1,170,517)	(183,091)	(4,592,783)

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
Reconciliation between the effective income tax rate and the PRC statutory income tax rate was as follows:

	For the years ended December 31,
	2014	2015	2016
PRC statutory tax rate	25%	25%	25%
Expenses not deductible for tax purposes	1%	(1)%	4%
Effect of different tax rate of subsidiary operations in other jurisdiction	(1)%	(2)%	(15)%
Change in valuation allowance	(24)%	(21)%	36%
Effect of change in tax rate on deferred tax assets/liabilities	(1)%	(0)%	(0)%
Expiration of net operating loss	(0)%	(1)%	—
Utilization (Recognition) of the unrecognized tax benefit	(3)%	(0)%	2%
Others	(0)%	(0)%	—
Effective tax rate	(3)%	0%	52%

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
The principal components of the Group’s deferred income tax assets and liabilities as of December 31, 2015 and 2016 were as follows:

	December 31,
	2015	2016
Deferred tax assets:
Allowance and reserves	$3,973,199	$2,344,940
Accrued expenses	738,298	969,498
Revenue recognition difference	162,322	145,504
Advertising expenses	1,765,847	650,244
Net operating losses	31,156,628	29,490,696
	$37,796,294	$33,600,882
Less: valuation allowance	(36,720,140)	(33,012,389)
	$1,076,154	$588,493
Deferred tax liabilities:
Unrealized gain on available-for-sale securities	(44,449,212)	(18,017,610)
	$(44,449,212)	$(18,017,610)
	$(43,373,058)	$(17,429,117)
Deferred tax assets were analyzed as:
Current	$1,076,154	$588,493
Deferred tax liabilities were analyzed as:
Non-current	(44,449,212)	(18,017,610)
	$(44,449,212)	$(18,017,610)
	$(43,373,058)	$(17,429,117)